CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 328,870	$ (679,390)	$ 378,117
Other Comprehensive (Loss):
Unrealized (losses)/gains on securities available-for-sale	(32,774)	420,281	20,335
Reclassification adjustment for securities sales included in net income	0	389,127	44,600
Reclassification adjustment for impairments included in net income	0	(344,269)	(180)
Derivative hedging instrument fair value changes, net	0	(50,127)	(23,342)
Changes in fair value of financing agreements at fair value due to changes in instrument-specific credit risk	1,059	(2,314)	0
Reclassification adjustment for losses/gains related to hedging instruments included in net income	0	72,802	(2,454)
Other Comprehensive (Loss)	(31,715)	(292,754)	(50,241)
Comprehensive income/(loss) before preferred stock dividends	297,155	(972,144)	327,876
Dividends required on preferred stock	(32,875)	(29,796)	(15,000)
Comprehensive Income/(Loss) Available to Common Stock and Participating Securities	$ 264,280	$ (1,001,940)	$ 312,876